Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Net exposure	kr 442.9	kr 413.2
France
Disclosure of credit risk exposure
Net exposure	16.5	16.1
Germany
Disclosure of credit risk exposure
Net exposure	13.1	9.4
Luxembourg
Disclosure of credit risk exposure
Net exposure	10.3	12.2
United Kingdom
Disclosure of credit risk exposure
Net exposure	8.6	7.1
Denmark
Disclosure of credit risk exposure
Net exposure	7.2	6.9
Finland
Disclosure of credit risk exposure
Net exposure	5.5	11.4
Norway
Disclosure of credit risk exposure
Net exposure	3.7	5.7
Belgium
Disclosure of credit risk exposure
Net exposure	3.0	3.7
The Netherlands
Disclosure of credit risk exposure
Net exposure	2.3	0.6
Poland
Disclosure of credit risk exposure
Net exposure	2.1	2.2
Ireland
Disclosure of credit risk exposure
Net exposure	1.7	2.2
Spain
Disclosure of credit risk exposure
Net exposure	1.1	2.6
Portugal
Disclosure of credit risk exposure
Net exposure	0.9	1.3
Switzerland
Disclosure of credit risk exposure
Net exposure	0.7	0.6
Austria
Disclosure of credit risk exposure
Net exposure	0.4	3.3
Serbia
Disclosure of credit risk exposure
Net exposure	0.3	0.4
Lithuania
Disclosure of credit risk exposure
Net exposure	0.2	0.1
Italy
Disclosure of credit risk exposure
Net exposure	0.2	0.2
Czech Republic
Disclosure of credit risk exposure
Net exposure	0.2	0.1
Estonia
Disclosure of credit risk exposure
Net exposure	0.2	0.1
Latvia
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Iceland
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Slovakia
Disclosure of credit risk exposure
Net exposure	0.0	0.1
Europe except Sweden
Disclosure of credit risk exposure
Net exposure	kr 78.4	kr 86.5